UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                        FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ]is a restatement.
                                 [   ]adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:    Beach Investment Counsel, Inc.
Address: 3 Radnor Corporate Center
         Suite 410
         Radnor, PA  19087

13F File Number:   28-7070

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas E. Beach
Title: Managing Director
Phone: 610-225-1100
Signature, Place, and Date of Signing:

Thomas E. Beach     Radnor, PA        April 17, 2000

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:          0

Form 13F Information Table Entry Total:    94

Form 13F Information Table Value Total:    212,543


List of Other Included Managers:

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AC Neilson                     COM              004833109      550    25000 SH       SOLE                                      25000
Abbott Labs                    COM              002824100     1515    34000 SH       SOLE                                      34000
Ace Ltd.                       COM              G0070K103      556    19850 SH       SOLE                                      19850
Ameren Corp.                   COM              023608102      313     9270 SH       SOLE                                       9270
American Home Products Corp.   COM              026609107     1410    24000 SH       SOLE                                      24000
American Intl. Group           COM              026874107     2589    22036 SH       SOLE                                      22036
American National Insurance Co COM              028591105     1045    20500 SH       SOLE                                      20500
Anheuser Busch Cos. Inc.       COM              035229103     1195    16000 SH       SOLE                                      16000
Automatic Data Process         COM              053015103     1071    20000 SH       SOLE                                      20000
Avista Corp.                   COM              05379b107      188    10792 SH       SOLE                                      10792
Avon Products Inc.             COM              054303102     1077    24200 SH       SOLE                                      24200
BP Amoco PLC SPNOS ADR         COM              055622104     1048    18522 SH       SOLE                                      18522
BestFoods                      COM              08658U101     2071    29905 SH       SOLE                                      29905
Bristol Myers Squibb           COM              110122108     1380    23690 SH       SOLE                                      23690
Cardinal Health                COM              14149Y108     4018    54300 SH       SOLE                                      54300
Chesapeake Utilities Corp.     COM              165303108      405    22834 SH       SOLE                                      22834
Chevron Corporation            COM              166751107     1730    20400 SH       SOLE                                      20400
Clayton Homes                  COM              184190106      867   108400 SH       SOLE                                     108400
Coca Cola Co.                  COM              191216100     2522    43907 SH       SOLE                                      43907
Colgate Palmolive              COM              194162103      766    12800 SH       SOLE                                      12800
Conoco Inc. Class B            COM              208251405      439    17872 SH       SOLE                                      17872
DuPont EI DE Nemours           COM              263534109     1008    23042 SH       SOLE                                      23042
Dun & Bradstreet Corp.         COM              264830100     1274    44500 SH       SOLE                                      44500
Eli Lilly                      COM              532457108      399     4000 SH       SOLE                                       4000
Este Lauder Companies Inc. A   COM              518439104      208     4200 SH       SOLE                                       4200
Exxon Mobil Corp.              COM              30231G102     7424    94571 SH       SOLE                                      94571
FPL Group Inc.                 COM              302571104     2851    57598 SH       SOLE                                      57598
First Union Corp.              COM              337358105      744    30000 SH       SOLE                                      30000
Fortune Brands                 COM              349631101     1979    85800 SH       SOLE                                      85800
Gannett Inc.                   COM              364730101      604    10100 SH       SOLE                                      10100
General Electric               COM              369604103     6744   127246 SH       SOLE                                     127246
Gillette Co.                   COM              375766102     1503    43012 SH       SOLE                                      43012
Health Management Associates   COM              421933102     2362   180800 SH       SOLE                                     180800
Hewlett-Packard Co.            COM              428236103      737     5900 SH       SOLE                                       5900
Hormel Food                    COM              440452100     4028   239605 SH       SOLE                                     239605
IMS Health Inc.                COM              449934108     3741   207850 SH       SOLE                                     207850
Intel Corp.                    COM              458140100      401     3000 SH       SOLE                                       3000
Ipalco Enterprises Inc.        COM              462613100      364    18108 SH       SOLE                                      18108
Johnson & Johnson              COM              478160104     1200    11775 SH       SOLE                                      11775
Marriott International Inc.Cla COM              571903202     2384    66121 SH       SOLE                                      66121
Masco Corp.                    COM              574599106     2772   153449 SH       SOLE                                     153449
Merck & Co. Inc.               COM              589331107     4717    61564 SH       SOLE                                      61564
Minnesota Mining & Mfg. Co.    COM              604059105     1500    18180 SH       SOLE                                      18180
Montana Power Co.              COM              612085100      572    16200 SH       SOLE                                      16200
Morgan JP & Co. Inc.           COM              616880100      900     8174 SH       SOLE                                       8174
Payless Shoe Source            COM              704379106     1391    27142 SH       SOLE                                      27142
Pepsico Inc.                   COM              713448108     4975   111950 SH       SOLE                                     111950
Pharmacia Corporation          COM              71713U102      982    19000 SH       SOLE                                      19000
Procter & Gamble               COM              742718109      707    12343 SH       SOLE                                      12343
Providan                       COM              744061102      405     4500 SH       SOLE                                       4500
RH Donnelly                    COM              74955w307      319    16470 SH       SOLE                                      16470
Reliant Energy Inc.            COM              75952j108      479    16200 SH       SOLE                                      16200
Safeway Inc.                   COM              786514208     2461    54700 SH       SOLE                                      54700
Schering Plough Corp.          COM              806605101      367     7277 SH       SOLE                                       7277
Schlumberger                   COM              806857108     5055    67734 SH       SOLE                                      67734
Servicemaster Co.              COM              81760N109     1814   159510 SH       SOLE                                     159510
Suntrust Banks Inc.            COM              867914103      656    14350 SH       SOLE                                      14350
Tenet Healthcare               COM              88033G100     3877   143600 SH       SOLE                                     143600
Texaco Inc.                    COM              881694103     1670    31368 SH       SOLE                                      31368
Texas Utilities                COM              882848104     1105    37464 SH       SOLE                                      37464
The Healthcare Company         COM              404119109     3961   130400 SH       SOLE                                     130400
Transocean Sedco Forex         COM              G90078109      700    13106 SH       SOLE                                      13106
Wal Mart Stores Inc.           COM              931142103      230     4000 SH       SOLE                                       4000
XL Capital Ltd Cl A            COM              G98255105     3329    61500 SH       SOLE                                      61500
AMLI RESIDNTL PPTYS TR SH BEN  COM              001735109      631    26800 SH       SOLE                    26800
Archstone Communities Trust    COM              039581103      442    21000 SH       SOLE                    21000
Arden Realty                   COM              039793104     1323    56300 SH       SOLE                    56300
Avalon Bay Communities         COM              053484101     3372    80757 SH       SOLE                                      80757
BRANDYWINE RLTY TR SH BEN INT  COM              105368203     1501    78500 SH       SOLE                    78500
Bradley Real Estate            COM              104580105     3138   147240 SH       SOLE                                     147240
Brookfield Properties          COM              112900105     4533   340500 SH       SOLE                    83500            257000
CAMDEN PPTY TR SH BEN INT      COM              133131102     1469    50000 SH       SOLE                    50000
CenterPoint Properties         COM              151895109     3464    85000 SH       SOLE                                      85000
Chateau Communities Inc.       COM              161726104     2491    88183 SH       SOLE                                      88183
Equity Residential Properties  COM              29476L107      506    11000 SH       SOLE                    11000
First Washington               COM              337489504     1370    62100 SH       SOLE                    62100
GREAT LAKES REIT INC COM       COM              390752103     1404    82600 SH       SOLE                    82600
GROVE PPTY TR SH BEN INT       COM              399613108     1137    70000 SH       SOLE                    70000
Healthcare Realty              COM              421946104     1365    80004 SH       SOLE                    80004
JP REALTY INC COM              COM              46624A106      342    19200 SH       SOLE                    19200
KOGER EQUITY INC COM           COM              500228101     1164    69000 SH       SOLE                    69000
Liberty Properties             COM              531172104     1288    49667 SH       SOLE                    49667
MACK CALI RLTY CORP COM        COM              554489104      514    20000 SH       SOLE                    20000
National Golf Properties       COM              63623G109     1691    80030 SH       SOLE                                      80030
New Plan Realty                COM              648053106      741    57000 SH       SOLE                    57000
PACIFIC GULF PPTYS INC COM     COM              694396102     1554    62000 SH       SOLE                    62000
PAN PACIFIC RETAIL COM         COM              69806L104     1459    72500 SH       SOLE                    72500
Post Properties                COM              737464107      704    16000 SH       SOLE                    16000
Prentiss Properties            COM              740706106     5760   240020 SH       SOLE                    49400            190620
Public Storage                 COM              74460D109     7809   333203 SH       SOLE                    64500            268703
Security Capital US Realty     COM              814136206     2387   134500 SH       SOLE                                     134500
Starwood Financial             COM              85569R104     1684    80442 SH       SOLE                    80442
UNITED DOMINION RLTYTR COM     COM              910197102      880    80000 SH       SOLE                    80000
WASHINGTON R EST IN TR SH BEN  COM              939653101      240    13400 SH       SOLE                    13400